Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,380	SFr 2,388	SFr 2,640	SFr 2,671
Investment and portfolio management [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	898	896	896	892
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	13	12	11	12
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	330	405	513	470
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	647	623	749	810
Other services [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	492	452	471	487
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,374	2,374	2,608	2,638
Bank | Investment and portfolio management [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	866	856	850	843
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	18	21	21	23
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	330	422	513	470
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	647	605	748	812
Bank | Other services [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 513	SFr 470	SFr 476	SFr 490